Summary of Significant Accounting Policies - Effect of Adoption, Balance Sheet (Details) - USD ($)	Jan. 01, 2023	Dec. 31, 2022 [1]	Jan. 01, 2022	Dec. 31, 2021		Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Deferred acquisition costs	$ 12,923,000,000	$ 12,923,000,000	$ 13,525,000,000	$ 13,525,000,000	[1]	$ 14,043,000,000	$ 13,897,000,000	$ 12,337,000,000
Reinsurance recoverable on market risk benefits	29,046,000,000	29,046,000,000	32,834,000,000	32,834,000,000	[1]	35,116,000,000
Reinsurance recoverable on market risk benefits, at fair value	221,000,000	221,000,000	383,000,000	383,000,000	[1]	471,000,000
Market risk benefit - (assets)	4,865,000,000	4,865,000,000	1,664,000,000	1,664,000,000	[1]	690,000,000
Deferred income taxes, net	320,000,000	320,000,000	1,716,000,000	1,716,000,000	[1]	1,882,000,000
Other assets	944,000,000	944,000,000	933,000,000	933,000,000	[1]	1,181,000,000
Total assets	314,983,000,000	314,983,000,000	377,357,000,000	377,357,000,000	[1]	355,511,000,000
Liabilities
Reserves for future policy benefits and claims payable	12,318,000,000	12,318,000,000	15,190,000,000	15,190,000,000	[1]	16,796,000,000
Other contract holder funds	58,190,000,000	58,190,000,000	58,721,000,000	58,721,000,000	[1]	63,585,000,000
Market risk benefit - liabilities	5,662,000,000	5,662,000,000	8,033,000,000	8,033,000,000	[1]	10,690,000,000
Total liabilities	305,605,000,000	305,605,000,000	369,036,000,000	369,036,000,000	[1]	348,576,000,000
Equity
Accumulated other comprehensive income (loss)	(3,378,000,000)	(3,378,000,000)	1,360,000,000	1,360,000,000	[1]	3,436,000,000
Retained earnings	6,403,000,000	6,403,000,000	440,000,000	440,000,000	[1]	(2,927,000,000)
Total equity	9,378,000,000	9,378,000,000	8,321,000,000	8,321,000,000	[1]	6,935,000,000	9,923,000,000	$ 7,322,000,000
Total liabilities and equity	314,983,000,000	$ 314,983,000,000	377,357,000,000	377,357,000,000	[1]	355,511,000,000
As Previously Reported
Assets
Deferred acquisition costs	13,422,000,000		14,249,000,000	14,249,000,000		13,897,000,000
Reinsurance recoverable on market risk benefits	29,641,000,000		33,126,000,000	33,126,000,000		35,270,000,000
Reinsurance recoverable on market risk benefits, at fair value	0		0	0		0	$ 407,000,000
Market risk benefit - (assets)	0		0	0		0
Deferred income taxes, net	385,000,000		954,000,000	954,000,000		1,058,000,000
Other assets	946,000,000		928,000,000	853,000,000		1,179,000,000
Total assets	311,058,000,000		375,559,000,000	375,484,000,000		353,532,000,000
Liabilities
Reserves for future policy benefits and claims payable	14,273,000,000		18,667,000,000	17,629,000,000		22,512,000,000
Other contract holder funds	58,195,000,000		58,726,000,000	59,689,000,000		63,592,000,000
Market risk benefit - liabilities	0		0	0		0
Total liabilities	301,903,000,000		364,485,000,000	364,410,000,000		343,609,000,000
Equity
Accumulated other comprehensive income (loss)	(5,481,000,000)		1,744,000,000	1,744,000,000		3,821,000,000
Retained earnings	8,283,000,000		2,809,000,000	2,809,000,000		(324,000,000)
Total equity	9,155,000,000		11,074,000,000	11,074,000,000		9,923,000,000
Total liabilities and equity	311,058,000,000		375,559,000,000	375,484,000,000		353,532,000,000
Effect of Changes
Assets
Deferred acquisition costs	(499,000,000)		(724,000,000)	(724,000,000)		146,000,000
Reinsurance recoverable on market risk benefits	(595,000,000)		(292,000,000)	(292,000,000)		(154,000,000)
Reinsurance recoverable on market risk benefits, at fair value	221,000,000		383,000,000	383,000,000		471,000,000
Market risk benefit - (assets)	4,865,000,000		1,664,000,000	1,664,000,000		690,000,000
Deferred income taxes, net	(65,000,000)		762,000,000	762,000,000		824,000,000
Other assets	(2,000,000)		5,000,000	5,000,000		2,000,000
Total assets	3,925,000,000		1,798,000,000	1,798,000,000		1,979,000,000
Liabilities
Reserves for future policy benefits and claims payable	(1,955,000,000)		(3,477,000,000)	(3,477,000,000)		(5,716,000,000)
Other contract holder funds	(5,000,000)		(5,000,000)	(5,000,000)		(7,000,000)
Market risk benefit - liabilities	5,662,000,000		8,033,000,000	8,033,000,000		10,690,000,000
Total liabilities	3,702,000,000		4,551,000,000	4,551,000,000		4,967,000,000
Equity
Accumulated other comprehensive income (loss)	2,103,000,000		(384,000,000)	(384,000,000)		(385,000,000)
Retained earnings	(1,880,000,000)		(2,369,000,000)	(2,369,000,000)		(2,603,000,000)
Total equity	223,000,000		(2,753,000,000)	(2,753,000,000)		(2,988,000,000)
Total liabilities and equity	$ 3,925,000,000		$ 1,798,000,000	$ 1,798,000,000		$ 1,979,000,000

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.